Concession rights (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concession rights [Abstract]
Concessional rights, gross		$ 127,890	$ 133,642	$ 136,138
Concessional rights, net		13,244	17,029
Amortization expense		1,673	5,816
Concession Rights [Member]
Concession rights [Abstract]
Concessional rights, gross	[1],[2]	124,873	124,873
Accumulated amortization		(111,629)	(107,844)
Concessional rights, net		13,244	17,029
Amortization expense		3,785	3,785
Concession Rights [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Concessional rights, gross	[1]	$ 94,607	94,607
Years to amortize	[1]	P10Y
Concession Rights [Member] | Transportacion Maritima Mexicana [Member]
Concession rights [Abstract]
Concessional rights, gross	[2]	$ 30,266	$ 30,266
Accumulated amortization		$ 30,266
Years to amortize	[1],[2]	P0Y
Concessional arrangement, rights renewal period		8 years

[1]	Concession expires June 2021.
[2]	Renewal expires January 16, 2023, with the possibility of renewing for another 8 years. In January 2007, the total value of this concession was amortized prior to the renewal. Accumulated amortization for this intangible asset is $30,266.